Post-Employment Benefits - Summary of Net Remeasurement Gains (Losses) Recognized in OCI (Detail) - CAD ($) $ in Millions	3 Months Ended			9 Months Ended
	Jul. 31, 2025	Apr. 30, 2025	Jul. 31, 2024	Jul. 31, 2025	Jul. 31, 2024
Pension plan [member]
Disclosure of defined benefit plans [line items]
Net actuarial gains (losses) on defined benefit obligations	$ 68	$ 260	$ (294)	$ 162	$ (726)
Net actuarial gains (losses) on plan assets	3	(334)	549	(132)	913
Changes in asset ceiling excluding interest income			(2)	1	(2)
Net remeasurement gains (losses) recognized in OCI	71	(74)	253	31	185
Other post employment benefit plans [member]
Disclosure of defined benefit plans [line items]
Net actuarial gains (losses) on defined benefit obligations	4	8	(15)	5	(38)
Net remeasurement gains (losses) recognized in OCI	$ 4	$ 8	$ (15)	$ 5	$ (38)